Fair Value Measurements (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Fair Value Measurements
Total Fair Value, Assets	$ 11,332	$ 12,402
Total Fair Value, Liabilities	61,244	57,329
Level 1
Fair Value Measurements
Total Fair Value, Assets	595	433
Level 3
Fair Value Measurements
Total Fair Value, Liabilities	2,286	7,945
Carrying value of fair value of assets through profit or loss
Fair Value Measurements
Carrying Value, Assets	595	433
Carrying value of fair value of liabilities through profit or loss
Fair Value Measurements
Carrying Value, Liabilities	1,428	7,945
Amortized cost carrying value
Fair Value Measurements
Carrying Value, Assets	10,737	11,969
Carrying Value, Liabilities	58,958	49,603
Accounts payable and accrued liabilities
Fair Value Measurements
Total Fair Value, Liabilities	8,828	20,164
Accounts payable and accrued liabilities | Amortized cost carrying value
Fair Value Measurements
Carrying Value, Liabilities	8,828	20,164
Accrued interest
Fair Value Measurements
Total Fair Value, Liabilities	5,730
Accrued interest | Amortized cost carrying value
Fair Value Measurements
Carrying Value, Liabilities	5,730
Long-term government loan payable
Fair Value Measurements
Total Fair Value, Liabilities	4,299	3,558
Long-term government loan payable | Amortized cost carrying value
Fair Value Measurements
Carrying Value, Liabilities	4,299	3,777
Convertible notes payable
Fair Value Measurements
Total Fair Value, Liabilities	40,101	25,662
Convertible notes payable | Amortized cost carrying value
Fair Value Measurements
Carrying Value, Liabilities	40,101	25,662
Financial derivative liability - Convertible Notes
Fair Value Measurements
Total Fair Value, Liabilities		6,674
Financial derivative liability - Convertible Notes | Level 3
Fair Value Measurements
Total Fair Value, Liabilities		6,674
Financial derivative liability - Convertible Notes | Carrying value of fair value of liabilities through profit or loss
Fair Value Measurements
Carrying Value, Liabilities		6,674
Warrants, Convertible Notes Payable
Fair Value Measurements
Total Fair Value, Liabilities	1,421
Warrants, Convertible Notes Payable | Level 3
Fair Value Measurements
Total Fair Value, Liabilities	1,421
Warrants, Convertible Notes Payable | Carrying value of fair value of liabilities through profit or loss
Fair Value Measurements
Carrying Value, Liabilities	1,421
Warrants derivative liability
Fair Value Measurements
Total Fair Value, Liabilities	7
Warrants derivative liability | Level 3
Fair Value Measurements
Total Fair Value, Liabilities	7
Warrants derivative liability | Carrying value of fair value of liabilities through profit or loss
Fair Value Measurements
Carrying Value, Liabilities	7
Royalty
Fair Value Measurements
Total Fair Value, Liabilities	858
Royalty | Level 3
Fair Value Measurements
Total Fair Value, Liabilities	858
Other financial derivative liability
Fair Value Measurements
Total Fair Value, Liabilities		1,271
Other financial derivative liability | Level 3
Fair Value Measurements
Total Fair Value, Liabilities		1,271
Other financial derivative liability | Carrying value of fair value of liabilities through profit or loss
Fair Value Measurements
Total Fair Value, Liabilities		1,271
Cash and cash equivalents
Fair Value Measurements
Total Fair Value, Assets	7,560	7,952
Cash and cash equivalents | Amortized cost carrying value
Fair Value Measurements
Carrying Value, Assets	7,560	7,952
Restricted cash
Fair Value Measurements
Total Fair Value, Assets	2,096	938
Restricted cash | Amortized cost carrying value
Fair Value Measurements
Carrying Value, Assets	2,096	938
Receivables
Fair Value Measurements
Total Fair Value, Assets	1,081	3,079
Receivables | Amortized cost carrying value
Fair Value Measurements
Carrying Value, Assets	1,081	3,079
Marketable securities
Fair Value Measurements
Total Fair Value, Assets	595	433
Marketable securities | Level 1
Fair Value Measurements
Total Fair Value, Assets	595	433
Marketable securities | Carrying value of fair value of assets through profit or loss
Fair Value Measurements
Carrying Value, Assets	$ 595	$ 433